STOCKHOLDERS' EQUITY - Preferred and Founders Preferred Stock (Details)	1 Months Ended		9 Months Ended	12 Months Ended	33 Months Ended
	Jun. 30, 2018 shares	May 31, 2017 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2018 shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Aug. 31, 2019 $ / shares shares	May 31, 2018 $ / shares shares	Dec. 31, 2016 shares
Class of Stock [Line Items]
Total shares authorized			238,480,441		238,480,441	238,480,441
Common stock, shares authorized			150,000,000		150,000,000	150,000,000	150,000,000
Preferred stock shares authorized			87,355,585		87,355,585	87,355,585	87,355,585
Preferred stock shares issued	206,815,077		87,355,585		87,355,585	87,355,585	87,355,585
Preferred stock shares outstanding			87,355,585		87,355,585	87,355,585	87,355,585
Conversion ratio	9
Proceeds from issuance of convertible preferred stock | $			$ 80,000,000.0		$ 116,975,000
Founder
Class of Stock [Line Items]
Preferred stock shares authorized			1,124,856		1,124,856	1,124,856	1,124,856
Preferred stock shares issued			162,558		162,558	162,558	162,558
Preferred stock shares outstanding			162,558		162,558	162,558	162,558
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized			150,000,000		150,000,000	150,000,000
Preferred stock shares issued	138,600,000
Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			87,355,585		87,355,585	87,355,585
Preferred stock shares issued	6,406,131
Founders Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			1,124,856		1,124,856	1,124,856
Preferred stock shares issued	1,808,946		162,558		162,558					1,788,375
Preferred stock shares outstanding			162,558		162,558	162,558	162,558			200,995
Preferred stock price per share | $ / shares			$ 0.00		$ 0.00
Preferred stock liquidation preference | $ / shares			$ 0.00		$ 0.00
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			3,654,873		3,654,873
Preferred stock shares issued		33,571,530	3,654,873		3,654,873
Preferred stock shares outstanding			3,654,873		3,654,873
Preferred stock price per share | $ / shares			$ 0.10		$ 0.10
Preferred stock liquidation preference | $ / shares			$ 0.10		$ 0.10
Preferred stock issuance cost | $		$ 4,600,000	$ 100,000
Proceeds from issuance of convertible preferred stock | $					$ 375,000
Series A-2 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			5,372,703		5,372,703
Preferred stock shares issued			5,372,703		5,372,703
Preferred stock shares outstanding			5,372,703		5,372,703
Preferred stock price per share | $ / shares			$ 0.14		$ 0.14
Preferred stock liquidation preference | $ / shares			$ 0.14		$ 0.14
Proceeds from issuance of convertible preferred stock | $					$ 735,000
Series A-3 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			2,485,296		2,485,296
Preferred stock shares issued			2,485,296		2,485,296
Preferred stock shares outstanding			2,485,296		2,485,296
Preferred stock price per share | $ / shares			$ 0.17		$ 0.17
Preferred stock liquidation preference | $ / shares			$ 0.17		$ 0.17
Proceeds from issuance of convertible preferred stock | $					$ 425,000
Series A-4 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			590,688		590,688
Preferred stock shares issued			590,688		590,688
Preferred stock shares outstanding			590,688		590,688
Preferred stock price per share | $ / shares			$ 0.17		$ 0.17
Preferred stock liquidation preference | $ / shares			$ 0.17		$ 0.17
Proceeds from issuance of convertible preferred stock | $					$ 100,000
Series A-5 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			2,680,236		2,680,236
Preferred stock shares issued			2,680,236		2,680,236
Preferred stock shares outstanding			2,680,236		2,680,236
Preferred stock price per share | $ / shares			$ 0.21		$ 0.21
Preferred stock liquidation preference | $ / shares			$ 0.21		$ 0.21
Proceeds from issuance of convertible preferred stock | $					$ 550,000
Series A-6 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			3,647,817		3,647,817
Preferred stock shares issued			3,647,817		3,647,817
Preferred stock shares outstanding			3,647,817		3,647,817
Preferred stock price per share | $ / shares			$ 0.66		$ 0.66
Preferred stock liquidation preference | $ / shares			$ 0.66		$ 0.66
Proceeds from issuance of convertible preferred stock | $					$ 2,390,000
Series A-7 Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			15,139,917		15,139,917
Preferred stock shares issued			15,139,917		15,139,917
Preferred stock shares outstanding			15,139,917		15,139,917
Preferred stock price per share | $ / shares			$ 0.82		$ 0.82
Preferred stock liquidation preference | $ / shares			$ 0.82		$ 0.82
Proceeds from issuance of convertible preferred stock | $					$ 12,399,000
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			32,834,601		32,834,601
Preferred stock shares issued			32,834,601	76,010	32,834,601				32,834,601
Increased number of shares outstanding				1,124,856
Preferred stock shares outstanding			32,834,601		32,834,601
Preferred stock price per share | $ / shares			$ 0.91		$ 0.91				$ 0.93
Preferred stock liquidation preference | $ / shares			$ 0.93		$ 0.93
Preferred stock issuance cost | $			$ 100,000
Conversion ratio				0.111
Proceeds from issuance of convertible preferred stock | $					$ 30,000,000
Series B Preferred Stock | Founder
Class of Stock [Line Items]
Preferred stock shares issued			700,000		700,000
Preferred stock price per share | $ / shares			$ 0.91		$ 0.91
Preferred stock liquidation preference | $ / shares			$ 0.93		$ 0.93
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock shares authorized			20,949,454		20,949,454
Preferred stock shares issued			20,949,454		20,949,454		962,298	20,949,454
Preferred stock shares outstanding			20,949,454		20,949,454
Preferred stock price per share | $ / shares			$ 3.34		$ 3.34			$ 3.50
Preferred stock liquidation preference | $ / shares			$ 3.50		$ 3.50
Preferred stock issuance cost | $			$ 100,000
Proceeds from issuance of convertible preferred stock | $					$ 70,001,000
Series C Preferred Stock | Founder
Class of Stock [Line Items]
Preferred stock shares issued			1,000,000.0		1,000,000.0
Preferred stock price per share | $ / shares			$ 3.34		$ 3.34
Preferred stock liquidation preference | $ / shares			$ 3.50		$ 3.50